UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ___________________

Date of Report (Date of earliest event reported) _____________________________

Commission File Number of securitizer: ____________________________

Central Index Key Number of securitizer: ___________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer:      0001569082

Pepper Residential Securities Trust No. 14

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not Applicable
Central Index Key Number of underwriter (if applicable): Not Applicable

Matthew O’Hare

Deputy Group Treasurer and Head of Australian Treasury

Level 9, 146 Arthur Street

North Sydney NSW 2060, Australia

Telephone + 61 2 8913 3009

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated May 29, 2015, of Deloitte Touche Tohmatsu, obtained by the Sponsor, which report sets forth the findings of Deloitte Touche Tohmatsu.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PEPPER GROUP LIMITED

(Securitizer)

	By	/s/ Matthew O’Hare

Name: Matthew O’Hare

Title: Deputy Group Treasurer and Head of Australian Treasury

Date: May 27, 2016

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Report of Deloitte Touche Tohmatsu, dated May 29, 2015